Equity (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Equity [Abstract]
Summary of Dividend Payout

The following table provides details of per share dividend recognized during fiscal 2026, 2025 and 2024:

	Fiscal 2026	Fiscal 2025	Fiscal 2024
Dividend per Equity Share (₹)
Interim dividend(2)	23.00	21.00	18.00
Final dividend(3)	22.00	20.00	17.50
Special dividend(3)	-	8.00	-
Dividend per Equity Share/ADS ($)(1)
Interim dividend(2)	0.26	0.25	0.22
Final dividend(3)	0.26	0.24	0.21
Special dividend(3)	-	0.10	-

(1)
Converted at the monthly exchange rate in the month of declaration of dividend
(2)
Represents interim dividend for the respective fiscal year
(3)
Represents final dividend and special dividend for the preceding fiscal year